Short-Term Loan (Details) ₪ in Thousands, $ in Thousands								12 Months Ended
	Sep. 30, 2023	May 30, 2023 USD ($)	Jan. 30, 2023 USD ($)	Jan. 30, 2023 ILS (₪)	Aug. 31, 2022 USD ($)	Sep. 30, 2021 USD ($)	Jul. 31, 2020 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 ILS (₪)	May 30, 2023 ILS (₪)	Aug. 31, 2022 ILS (₪)	Sep. 30, 2021 ILS (₪)	Jul. 31, 2020 ILS (₪)
Short Term Loan [Line Items]
Principal amount						$ 1,934	$ 1,452					₪ 6,000	₪ 5,000
Remaining principal amount								$ 118
Interest of Prime			12.00%	12.00%	7.25%
Aggregate principal amount								6,000,000
Loan interest								$ 112
Bank loans | ₪									₪ 428
Subsidiary’s adjusted equity (in New Shekels) | ₪									₪ 500
Interest lower								10.00%	10.00%
Comsec Ltd [Member]
Short Term Loan [Line Items]
Principal amount						$ 309		$ 110				₪ 980
Annual interest						1.50%
Comsec [Member]
Short Term Loan [Line Items]
Principal amount								906
Remaining principal amount								5,497
Aggregate principal amount								9,692	₪ 34,106
Aginix [Member]
Short Term Loan [Line Items]
Principal amount					$ 274						₪ 1,000
Qpoint [Member]
Short Term Loan [Line Items]
Principal amount		$ 469								₪ 1,700
Remaining principal amount								380
Interest of Prime		1.01%
HUB Israel [Member]
Short Term Loan [Line Items]
Remaining principal amount								1,041
Aggregate principal amount			$ 900	₪ 3,300
Repayable of instalment of debt			$ 1,000,000
Instalments One [Member]
Short Term Loan [Line Items]
Annual interest	1.50%						1.50%
Instalments Two [Member]
Short Term Loan [Line Items]
Annual interest	1.95%						1.95%
Remaining principal amount								831
Financial covenants [Member]
Short Term Loan [Line Items]
Bank loans								118
Bank Loans [Member]
Short Term Loan [Line Items]
Bank loans								$ 7,345	₪ 26,642